Organization, Description of Business and Going Concern (Details) - shares	Aug. 29, 2022	Jun. 30, 2024	May 06, 2024	Dec. 31, 2023
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares denominated		61,571,956	61,571,956	52,381,600
Share forward split	43,274,400
New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired	100.00%	100.00%
Ordinary shares denominated	16,644
New Retail International Pte Ltd. [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired	100.00%
Webuy [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares denominated	16,644
SGD [Member] | New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares denominated	8,202
Preferred shares denominated	3,440
USD [Member] | New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Preferred shares denominated	5,002